LOSS PER SHARE	12 Months Ended
Dec. 31, 2019
LOSS PER SHARE
LOSS PER SHARE

26.  LOSS PER SHARE

Basic and diluted loss per share for each of the years presented were calculated as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Numerator:
Net loss	(917,644)	(186,736)	(181,246)	(26,033)
Net loss (profit) attributable to noncontrolling interest and redeemable noncontrolling interest	144,914	(18,329)	(1,046)	(150)
Net loss attributable to ordinary shareholders	(772,730)	(205,065)	(182,292)	(26,183)
Plus increase in accretion of redeemable noncontrolling interests	(141,896)	—	—	—
Adjusted net loss attributable to ordinary shareholders	(914,626)	(205,065)	(182,292)	(26,183)

Denominator:
Weighted average number of shares outstanding—basic	672,836,226	674,732,130	668,833,756	668,833,756
Weighted average number of shares outstanding—diluted	672,836,226	674,732,130	668,833,756	668,833,756
Loss per share—Basic:
Net loss	(1.36)	(0.30)	(0.27)	(0.04)
	(1.36)	(0.30)	(0.27)	(0.04)
Loss per share—Diluted:
Net loss	(1.36)	(0.30)	(0.27)	(0.04)
	(1.36)	(0.30)	(0.27)	(0.04)

In 2017, 2018 and 2019, the Company issued 9,000,000,  nil and 6,700,002 ordinary shares to its share depositary bank which will be used to settle stock option awards upon their exercise, respectively. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of loss per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.